Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Loss Before Income Taxes

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Years ended December 31,
	December 31, 2018	November 19, 2018	2017	2016
(in thousands)
Luxembourg	$(9,738)	$(500,317)	$349	$190,849
United States	3,558	(10,467)	1,301	3,855
Other jurisdictions	(28,073)	(1,646,401)	(513,953)	(209,754)
Loss before income taxes	$(34,253)	$(2,157,185)	$(512,303)	$(15,050)

Components of Income Tax (Provision) Benefit

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Years ended December 31,
	December 31, 2018	November 19, 2018	2017	2016
(in thousands)
Current income tax benefit (expense):
Luxembourg	$292	$(866)	$(2,287)	$53
United States	(90)	(641)	(3,202)	(1,874)
Other foreign	60	(288)	35	(4,792)
Total current	$262	$(1,795)	$(5,454)	$(6,613)
Deferred tax benefit (expense):
Luxembourg	$6,454	$6,924	$321	$(2,893)
United States	(15)	(1,902)	(6,145)	(448)
Other foreign	68	(919)	(1,585)	(12,153)
Total deferred	$6,507	$4,103	$(7,409)	$(15,494)
Income tax expense	$6,769	$2,308	$(12,863)	$(22,107)

Reconciliation Between Luxembourg Statutory Rate and Our Effective Tax Rate

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Years ended December 31,
	December 31, 2018	November 19, 2018	2017	2016
Statutory rate	26.0%	26.0%	27.1%	29.2%
Effect of tax rates different from the Luxembourg statutory tax rate	(25.3)%	(18.7)%	(19.2)%	(13.2)%
Change in valuation allowance	18.7%	(4.3)%	(8.0)%	(85.1)%
Changes in unrecognized tax benefits	(1.0)%	(0.2)%	(0.8)%	(75.9)%
Equity based compensation shortfall	—%	(0.1)%	(1.2)%	(7.0)%
Change in enacted statutory tax rates	—%	—%	(0.5)%	—%
Adjustments related to prior years	1.3%	—%	0.1%	5.1%
Fresh start accounting	—%	(2.6)%	—%	—%
Effective tax rate	19.7%	0.1%	(2.5)%	(146.9)%

Components of Deferred Tax Assets and Liabilities

	Successor	Predecessor
	December 31, 2018	December 31, 2017
(in thousands)
Deferred tax assets:
Net operating loss carryforwards	$549,107	$52,568
Depreciation and amortization	188,161	35,873
Accrued payroll expenses	2,307	4,595
Deferred revenue	42	2,189
Other	307	1,119
Deferred tax assets	739,924	96,344
Less: valuation allowance	(701,727)	(86,495)
Total deferred tax assets	$38,197	$9,849

Deferred tax liabilities:
Depreciation and amortization	$(22,134)	$(6,505)
Deferred expenses	—	(1,459)
Other	(5)	(88)
Total deferred tax liabilities	$(22,139)	$(8,052)

Net deferred tax assets	$16,058	$1,797

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

	Successor	Predecessor
	Period From	Period From
	November 20, 2018	January 1, 2018
	through	through	Year Ended
	December 31, 2018	November 19, 2018	December 31, 2017
(in thousands)
Balance, beginning of period	$41,831	$38,860	$34,027
Increases in unrecognized tax benefits as a result of tax positions taken during current year	626	2,971	4,833
Balance, end of period	$42,457	$41,831	$38,860